RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party balances and transactions

Name of Entity or Individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families
Airstar Bank	Significant influenced by the Group

(a)    Cash and cash equivalent

	As of December 31,
	2023	2024

	(HK$ in thousands)
Cash and cash equivalent	346	486,150

The balance represents the cash deposited by the Group in Airstar bank and in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due from Related Parties

	As of December 31,
	2023	2024

	(HK$ in thousands)

Amount due from Airstar Bank	NA	61,200

(c)Amounts Due to Related Parties

	As of December 31,
	2023	2024

	(HK$ in thousands)
Payables in relation to cloud equipment and services from Tencent Group	55,939	62,377
Payables to Tencent Group in relation to ESOP management services	11,957	15,001
Other services from Tencent Group	1,122	1,712
Total amounts due to related parties	69,018	79,090

(d)Amount earned from Related Party Transactions

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)

Technology services income from Airstar Bank	NA	NA	61,000
Others	675	565	320
Amounts earned by the Company	675	565	61,320

(e)    Amount incurred from Related Party Transactions

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)

Cloud service fee	171,692	152,429	170,291
SMS channel service fee	1,018	135	49
Software purchased	1,997	1,300	17
Other Services	335	5,006	1,977
Amounts incurred by the Company	175,042	158,870	172,334